REINSURANCE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	$ 1,325	$ 1,390
Total premiums ceded	39	37	$ 39
Policyholder benefits ceded	110	112	149
Amounts due to reinsurers	132	131
Reinsurer Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	22	27
Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	4
Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	6
Protective Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	1,287	1,157
Ceded policyholders' account balances	1,041	1,092
Total premiums ceded	21	20	21
Policyholder benefits ceded	82	79	$ 102
Protective Life | Guaranteed Minimum Death Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	5	6
Protective Life | Guaranteed Minimum Income Benefit
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amounts due from reinsurers	1	$ 2
AXA Equitable | Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	20
AXA Equitable | Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Maximum amount of mortality risk retained	$ 25